LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT
FEBRUARY 28, 2001


PHOTO OF: BONDS

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

Contents
--------------------------------------------------------------------------------
From the President.........................................................    1
   Stephen E. Gibson's thoughts on the market and investing

Portfolio Managers' Report.................................................    2

Portfolio Highlights.......................................................    4

Portfolio of Investments...................................................    5
   A complete list of investments with market values

Financial Statements.......................................................   13
   Statements of assets and liabilities, operations, changes in net assets and cash flows

Notes to Financial Statements..............................................   20

Financial Highlights.......................................................   23
   Selected per-share data and ratios to average net assets





                Must be Preceded or Accompanied by a Prospectus.


Not FDIC Insured
May lose value
No bank guarantee

From the President
--------------------------------------------------------------------------------

Dear Shareholder:

"Caution" seemed to be a watchword during the six-month period ended February 28, 2001. After nearly a year of raising interest rates in an effort to rein in the economy, the Fed chose to keep interest rates steady for several months while the effects of the monetary policy changes took hold. As expected, economic indicators did show significant slowing of the domestic economy during the final quarter of 2000. Unfortunately, the economy's "landing" was a little rougher than anticipated, and fears of recession began to emerge. In response, the Fed cut interest rates twice--first a between-meeting cut of 0.5% and then another 0.5% cut at the regular meeting on January 31, 2001. A third rate cut of 0.5% was enacted at the Fed's March meeting.
      Floating rate loans have often provided an excellent hedge against inflation and interest rate risk, because their yield is periodically reset in response to changes in short-term interest rates. However, the slowing of the economy did create a difficult environment in the loan market. In 2000, default rates reached their highest level in nearly 10 years, and lending volume decreased significantly from its 1999 level. Despite these difficult conditions, the Liberty Stein Roe Institutional Floating Rate Income Fund slightly outperformed its benchmark for the six months ended February 28, 2001.
      In the pages that follow, portfolio managers Brian Good and Jim Fellows will provide you with more specific information about market conditions, the fund's performance and their strategies. As always, we thank you for choosing Liberty Stein Roe Institutional Floating Rate Income Fund and for giving us the opportunity to serve your investment needs.

Respectfully,



/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 11, 2001


While the fund expects to maintain a relatively stable net asset value (NAV), its NAV will fluctuate. The fund's NAV may fluctuate with changes in the perceived credit quality of loans in the portfolio. Changes that may affect credit quality include a sudden or extreme increase in prevailing interest rates, a default in a loan the portfolio owns or a substantial deterioration in a borrower's creditworthiness.

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

Portfolio Managers' Report
--------------------------------------------------------------------------------

                                    FUND DATA
   Investment Objective:
   Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in senior secured floating-rate or variable-rate bank loans made to U.S. corporations, partnerships and other borrowers.

   FUND INCEPTION:
   December 17, 1998

   NET ASSETS:
   $169.8 million



The tone in the loan market was distinctly conservative during the six months ended February 28, 2001. As non-investment grade default rates soared to their highest levels in nearly 10 years, lenders and investors shifted their focus to credit quality. The volume of new loan issues dropped nearly three percent from the record lending volume posted in 1999. Because of weak demand in the high-yield bond market, companies engaged in mergers and acquisitions had difficulty securing financing through high-yield bond issues. This difficult credit environment resulted in a reduction in overall lending activity.
      Through all credit and market environments, we employ an investment philosophy which focuses on capital preservation and management of credit risk. This inherently defensive strategy is based on making credit risk visible and measurable by consistently identifying differences between credits. To accomplish this goal, our support team of 17 bank loan professionals follows strict guidelines designed to uphold our fundamental approach to research.

RESPECTABLE PERFORMANCE FOR THE PERIOD
In the face of difficult market conditions, the Liberty Stein Roe Institutional Floating Rate Income Fund performed relatively well during the six months ended February 28, 2001. The fund returned 2.91%, slightly outperforming its benchmark, the DLJ Leveraged Loan Plus Index, which returned 2.78% for the same period. The fund outperformed its peers, as indicated by the six-month return of 1.81% for the Lipper Loan Participation Funds Average.1

DISAPPOINTMENTS IN AUTO AND STEEL SECTORS
The fund's performance was negatively impacted by several poor performers in the auto supply and steel industries, such as Ispat Inland, Federal-Mogul Corporation, Key Plastics LLC, and Tenneco Automotive Inc. (0.52%, 0.26%, 0.12% and 0.52% of net assets, respectively). In hindsight, the fund would have benefited from a more proactive selling strategy regarding these issues, which lost market value during the period. However, we were able to avoid further problems by steering clear of other industries--such as equipment rental services, long-term health care, and certain start-up telecommunications issues--which also experienced declines during the period.


A FOCUS ON DIVERSIFICATION
During the period, we chose to increase the portfolio's diversification in order to broaden the fund's overall industry exposures and reduce specific issuer concentrations. As of February 28, 2001, the portfolio held 221 issues in 49 different industries, up from 170 issues as of August 31, 2000. Among the additions to the portfolio were several cable television credits, including Insight Midwest Holdings LLC, Century Cable Holdings LLC, and Charter Communications (0.42%, 0.90%, and 1.18% of net assets, respectively). Cable television credits have historically been less sensitive to economic cycles than other types of credits. We believe these additions should benefit the portfolio.


1 Lipper Inc., a widely respected data provider in the industry, calculates an average of total returns for mutual funds with similar investment objectives as the fund.

Portfolio Managers' Report Continued
--------------------------------------------------------------------------------

FURTHER INTEREST RATE CUTS COULD HAVE A MIXED EFFECT
We believe the loan market will continue to be impacted by the general health of the US economy. Recent interest rate reductions are likely to lower the interest expenses of issues held by the fund, but this would also reduce interest rate income earned by the fund, and therefore distributions to shareholders. Further rate cuts could magnify these effects.
      In the months to come, we plan to maintain our defensive portfolio management strategy, paying careful attention to credit quality. We believe floating rate loans continue to provide investors with an excellent opportunity for portfolio diversification, as they offer relative price stability along with an attractive level of current income.


/s/ Brian Good                                                  /s/ Jim Fellows

    Brian Good                                                      Jim Fellows


Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated (the Advisor), have been portfolio managers of the Liberty Stein Roe Institutional Floating Rate Income Fund since its inception.


  An investment in the fund offers significant current income potential. However, the following could have the effect of reducing the net asset value
  (NAV) and distributions of the fund: defaults on the loans held in the portfolio; nonpayment of scheduled interest or principal payments; prepayment of principal by borrowers resulting in a loan's replacement with a lower-yielding security; and the valuation of the portfolio's holdings.

  The fund is a continuously-offered, closed-end mutual fund and provides limited liquidity through a quarterly tender offer between 5% and 25% of outstanding shares. Each quarter, the fund's Trustees must approve the actual tender amount. Please read the prospectus carefully for more details.



Value of a $10,000 Investment
--------------------------------------------------------------------------------
December 17, 1998 -- February 28, 2001

LINE CHART:
Liberty-Stein Roe Institutional Floating Rate Income Fund

                     Liberty-Stein Roe
                     Institutional Floating
                     Rate Income Fund             DLJ Leveraged Loan Index Plus*

12/18/99             10000                        10000
                     10012                        10000
                     10079.1                      10026.1
2/28/99              10167.8                      9982.36
                     10253.2                      10043.4
                     10330.1                      10116.2
                     10407.6                      10246.4
                     10483.5                      10338.9
                     10554.8                      10407.8
8/31/99              10596                        10370.1
                     10667                        10345.7
                     10721.4                      10330.8
                     10775                        10397.8
                     10854.7                      10469
                     10937.2                      10570.9
2/29/00              11025.8                      10605.8
                     11064.4                      10521.9
                     11134.1                      10560.4
                     11231                        10648.8
                     11315.2                      10713.9
                     11417                        10790.4
8/31/00              11499.2                      10846.1
                     11565.9                      10880.7
                     11623.8                      10885.9
                     11657.5                      10909.9
                     11706.4                      10986.2
                     11800.1                      11052.2
2/28/01              11831.7                      11147.2


*    Index performance is from 12/31/98.



The DLJ Leveraged Loan Index Plus is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Portfolio Highlights
--------------------------------------------------------------------------------

                 Top five sector breakdown (8/31/00 vs. 2/28/01)

                 2/28/01                                 8/31/00
--------------------------------------------------------------------------------
  Wireless Telecommunication       7.3%     Wireless Communication          9.4%
  Automotive/Auto Parts            5.1%     Diversified Manufacturing       6.1%
  Diversified Manufacturing        4.2%     Automotive/Auto Parts           5.6%
  Hospital Management              3.7%     Chemicals                       3.3%
  Broadcasting                     3.6%     Environmental Services          3.2%


Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this breakdown in the future.



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                                          As of                     As of
                                         2/28/01                  12/31/00
                                         ---------------------------------
   6 Months (Cumulative)                  2.91                      3.45
   1 Year                                 7.33                      7.84
   Life                                   7.96                      8.04

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor. Absent these waivers and reimbursement arrangements, performance results would have been lower.

                  Portfolio Quality Breakdown (Dollar-Weighted)
                                  As of 2/28/01

PIE CHART:

B1                     30.8%
B2                      7.1%
B3                      1.6%
Ba1                    5.0%
Ba2                    11.8%
Ba3                    31.9%
Caa1                    1.2%
Caa3                    0.2%
NR                      2.1%
Shart-Term              7.2%
Other                   0.3%
A2                      0.8%


Quality breakdowns are calculated as a percentage of total investments. Because the portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain these quality breakdowns in the future.

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
February 28, 2001 (Unaudited)
(in thousands)

                                                                             Loan        Maturity
VARIABLE RATE SENIOR LOAN INTERESTS (A)(B) - 92.5%                           Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.8%
DeCrane Aircraft Holdings, Inc., ...................................       Term B         9/30/05         $ 2,942         $ 2,950
DeCrane Aircraft Holdings, Inc., ...................................       Term D        12/10/05           1,489           1,497
Veridian Corp., ....................................................    Term Loan          9/5/06           3,980           3,979
Vought Aircraft Industries Inc., ...................................       Term B         7/24/07           2,490           2,494
Vought Aircraft Industries Inc., ...................................       Term C         7/24/08           2,177           2,182
                                                                                                                       ----------
                                                                                                                           13,102
                                                                                                                       ----------
AUTO PARTS - 5.1%
1424666 Ontario Ltd., ..............................................       Term B         8/10/07           2,985           2,976
Dayco Products, LLC/Mark IV Industries, ............................       Term B         9/30/08           4,461           4,321
Dura Operating Corp.................................................       Term B         3/31/06           4,975           4,736
Federal-Mogul Corp., ...............................................       Term B         2/24/05           1,971           1,356
Federal-Mogul Corp., ...............................................       Term C         2/24/04             495             499
J.L. French Automotive Castings, Inc., .............................       Term B        10/21/06           1,564           1,338
Key Plastics LLC, ..................................................       Term B         3/31/01           1,474             885
Meridian Automotive Systems, .......................................       Term B         3/31/07           6,000           6,009
Metaldyne Corp., ...................................................       Term B        11/28/08           7,000           7,004
Stoneridge, Inc., ..................................................       Term B        12/31/05           1,960           1,974
Tenneco Automotive Inc., ...........................................       Term B         9/30/07           2,255           1,862
Tenneco Automotive Inc., ...........................................       Term C         3/31/08           2,255           1,862
Venture Holdings Co., LLC, .........................................       Term B          4/1/05           1,970           1,872
                                                                                                                       ----------
                                                                                                                           36,694
                                                                                                                       ----------
BROADCASTING - 3.6%
Comcorp Broadcasting, Inc., ........................................       Term B         6/30/07           1,338           1,336
Comcorp Broadcasting Inc./White Knight, ............................       Term B         6/30/07           1,365           1,363
Cumulus Media Inc., ................................................       Term B         9/30/07             900             893
Cumulus Media Inc., ................................................       Term C         2/28/08             600             595
Emmis Communications Corp., ........................................  Term Loan B         8/31/09           2,000           2,009
Entravision Communications Corp., ..................................       Term B        12/31/08           4,000           4,051
Gray Communications Systems, Inc., .................................  Term Loan B        12/31/05           5,000           5,021
UPC Financing Partnership, .........................................     Term C-2         3/31/09           7,000           7,006
Young Broadcasting Inc., ...........................................       Term B        12/31/06           4,000           4,045
                                                                                                                       ----------
                                                                                                                           26,319
                                                                                                                       ----------
BUILDING PRODUCTS - 1.5%
Formica Corp., .....................................................       Term B         4/30/06           2,978           2,989
Juno Lighting, Inc., ...............................................       Term B        11/30/06           1,010           1,009
Tapco International Corp., .........................................       Term B         6/23/07           4,073           4,078
Tapco International Corp., .........................................       Term C         6/23/08           2,842           2,846
                                                                                                                       ----------
                                                                                                                           10,922
                                                                                                                       ----------
BUSINESS SERVICES - 2.5%
Encompass Services Corp., ..........................................       Term C         5/10/07           4,466           4,466
Exodus Communications Inc., ........................................       Term B        10/31/07           5,500           5,554
NATG (Orius), ......................................................       Term B        12/14/06           3,895           3,914
NATG (Orius), ......................................................       Term C         6/30/07           3,980           3,997
                                                                                                                       ----------
                                                                                                                           17,931
                                                                                                                       ----------
CABLE - 3.2%
Century Cable Holdings, LLC, .......................................       Term B         6/30/09           4,500           4,507
Century Cable Holdings, LLC, .......................................       Term L        12/31/09           2,000           2,005
Charter Communications Operating, LLC, ............................. Incremental Term B  12/30/08           6,000           6,001
Charter Communications Operating, LLC, .............................       Term B         6/30/08           2,500           2,499
Insight Midwest Holdings, LLC, .....................................       Term B        12/31/09           3,000           3,022
RCN Corp., .........................................................       Term B          6/3/07           6,000           5,365
                                                                                                                       ----------
                                                                                                                           23,399
                                                                                                                       ----------


See notes to investment portfolio.

                                       5

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued

                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CASINOS/GAMBLING - 0.8%
Ameristar Casinos Inc., ............................................       Term B        12/20/06          $  701          $  707
Ameristar Casinos Inc., ............................................       Term C        12/20/07             568             573
Boyd Gaming Corp., .................................................       Term B         6/15/03           4,489           4,517
                                                                                                                       ----------
                                                                                                                            5,797
                                                                                                                       ----------
CHEMICALS - 2.0%
Hercules Inc., .....................................................  Term Loan D        11/15/05           3,500           3,510
Huntsman International, LLC, .......................................       Term B         6/30/07             465             468
Huntsman International, LLC, .......................................       Term C         6/30/08           3,241           3,257
Lyondell Chemical Co., .............................................       Term E         6/30/06           1,030           1,069
Resolution Performance Products/RPP Capital Corp., .................       Term B        12/31/08           6,500           6,543
                                                                                                                       ----------
                                                                                                                           14,847
                                                                                                                       ----------
CONSUMER SERVICES - 0.5%
AMF Bowling Worldwide, Inc., .......................................       Axel A         3/31/03           2,535           2,169
AMF Bowling Worldwide, Inc., .......................................       Axel B         3/31/04           1,327           1,136
AMF Bowling Worldwide, Inc., .......................................       Term A         3/31/02              79              67
                                                                                                                       ----------
                                                                                                                            3,372
                                                                                                                       ----------
CONSUMER SPECIALTIES - 1.8%
American Safety Razor Co., .........................................       Term B         4/30/07           1,464           1,471
Doane Pet Care Co., ................................................       Term B        12/31/05           1,489           1,477
Jostens, Inc., .....................................................       Term A         5/31/06             899             901
Jostens, Inc., .....................................................       Term B         5/31/08           4,000           4,026
Weight Watchers International, Inc., ...............................       Term A         9/30/05           1,500           1,501
Weight Watchers International, Inc., ...............................       Term B         9/29/06             458             465
Weight Watchers International, Inc., ...............................     Term B-1         9/29/06           3,502           3,548
                                                                                                                       ----------
                                                                                                                           13,389
                                                                                                                       ----------
CONTAINERS/PACKAGING - 2.5%
Gaylord Container Corp., ...........................................         Term         6/19/04           4,417           4,184
Pliant Corp., ......................................................       Term B         5/31/08           4,000           3,684
Riverwood International Corp., .....................................       Term B         2/28/04           5,613           5,641
United States Can Co., .............................................       Term B         10/3/08           4,494           4,542
                                                                                                                       ----------
                                                                                                                           18,051
                                                                                                                       ----------
DIVERSIFIED COMMERCIAL SERVICES - 1.5%
Concentra Operating Corp., .........................................       Term B         6/30/06           3,303           3,133
Concentra Operating Corp., .........................................       Term C         6/30/07           1,652           1,566
EPS Solutions Corp., ...............................................       Term A         6/14/01             521             115
Outsourcing Solutions Inc., ........................................       Term B         5/31/06           5,942           5,854
                                                                                                                       ----------
                                                                                                                           10,668
                                                                                                                       ----------
DIVERSIFIED MANUFACTURING - 4.2%
Enersys, ...........................................................       Term B         11/9/08           2,500           2,536
Freedom Forge Corp., ...............................................         Term        12/17/04           1,082           1,080
General Cable Corp., ...............................................       Term B         5/27/07             722             702
Gentek Inc., .......................................................       Term C        10/31/07           6,484           6,527
Global Energy Equipment Group, LLC, ................................       Term B         7/17/08           2,837           2,840
Jason Inc., ........................................................       Term B         6/30/07           4,478           4,502
MTD Products Inc., .................................................       Term B         6/20/07           3,483           3,472
Polymer Group, Inc., ...............................................       Term C         9/30/08           2,488           2,493
Polypore, Inc., ....................................................       Term B        12/31/06           1,990           1,993
SPX Corp., .........................................................       Term A         9/30/04           1,702           1,705
SPX Corp., .........................................................       Term B        12/31/06           2,880           2,904
                                                                                                                       ----------
                                                                                                                           30,754
                                                                                                                       ----------


See notes to investment portfolio.

                                       6
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

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
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Continued

                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
AES EDC Funding II, LLC, ...........................................    Term Loan         10/6/03         $ 7,000         $ 7,016
AES New York Funding, LLC, .........................................       Term B         5/14/02           2,000           2,011
AES Texas Funding III, LLC, ........................................       Term B         3/31/02           2,500           2,506
Western Resources, .................................................       Term B         3/17/03           7,463           7,541
                                                                                                                       ----------
                                                                                                                           19,074
                                                                                                                       ----------
ELECTRONIC COMPONENTS - 2.1%
Knowles Electronics, Inc., .........................................       Term B         6/29/07           3,987           3,812
Manufacturers Services Ltd. Overseas Finance, ......................    Term Loan         9/30/05           6,384           6,397
Seagate Technology (US) Holdings, Inc., ............................       Term B        11/22/06           5,000           5,011
                                                                                                                       ----------
                                                                                                                           15,220
                                                                                                                       ----------
ENGINEERING & CONSTRUCTION - 1.0%
URS Corp., .........................................................       Term B          6/9/06             739             741
URS Corp., .........................................................       Term C          6/9/07             739             741
Washington Group International, ....................................       Term B          7/7/07           5,970           5,947
                                                                                                                       ----------
                                                                                                                            7,429
                                                                                                                       ----------
ENVIRONMENTAL SERVICES - 2.5%
Allied Waste North America, Inc., ..................................       Term B         7/23/06           3,152           3,136
Allied Waste North America, Inc., ..................................       Term C         7/23/07           3,782           3,763
Environmental Systems Products Holdings, Inc., .....................    Tranche 1        12/31/04           1,148             919
Environmental Systems Products Holdings, Inc., .....................    Tranche 2        12/31/04             594             239
GTS Duratek, Inc., .................................................  Term Loan B         12/8/06           1,995           2,023
Stericycle Inc., ...................................................      Term  B        11/10/06           3,746           3,765
Synagro Technologies, Inc., ........................................       Term B         7/27/07           3,906           3,912
                                                                                                                       ----------
                                                                                                                           17,757
                                                                                                                       ----------
FARMING/AGRICULTURE - 1.2%
Hines Nurseries, Inc., .............................................       Term B         2/28/05           2,500           2,380
Quality Stores, Inc., ..............................................       Term B          5/7/06           2,858           2,861
Scotts Co., ........................................................       Term B        12/31/07           3,628           3,676
                                                                                                                       ----------
                                                                                                                            8,917
                                                                                                                       ----------
FOOD CHAINS - 1.0%
Big V Supermarkets, Inc., ..........................................       Term B         8/10/03           2,190           1,715
Buffets, Inc., .....................................................       Term B         3/31/07           1,500           1,519
Carrols Corp., .....................................................       Term B        12/31/07           4,000           3,990
                                                                                                                       ----------
                                                                                                                            7,224
                                                                                                                       ----------
FOOD MANUFACTURER - 3.2%
American Seafoods Group, LLC, ......................................       Term B        12/31/05           6,940           6,975
CP Kelco U.S., Inc., ...............................................       Term B         3/31/08           3,863           3,795
CP Kelco U.S., Inc., ...............................................       Term C         9/30/08           1,288           1,265
Merisant Corp., ....................................................       Term B         3/31/07           1,930           1,943
New World Pasta Co., ...............................................       Term B         1/28/06           2,555           2,454
United Signature Foods, LLC, .......................................       Term C         2/28/05             987             989
UST Inc., ..........................................................       Term B         2/16/05           5,486           5,582
                                                                                                                       ----------
                                                                                                                           23,003
                                                                                                                       ----------
HEALTHCARE SERVICES - 2.5%
Advanced Paradigm, Inc., ...........................................       Term B         10/2/07           6,500           6,548
Alliance Imaging Inc., .............................................       Term A        10/31/06           5,000           4,888
Alliance Imaging Inc., .............................................       Term B         11/2/06             658             654
Alliance Imaging Inc., .............................................       Term C         11/8/07             342             340
Quest Diagnostics Inc., ............................................       Term B         8/16/06             499             504
Quest Diagnostics Inc., ............................................       Term C         8/16/07             462             467
Team Health, Inc., .................................................       Term B         1/30/05           4,692           4,695
                                                                                                                       ----------
                                                                                                                           18,096
                                                                                                                       ----------


See notes to investment portfolio.


                                       7

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued


                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
Simmons Co., .......................................................       Term B        10/29/05          $  422         $   422
                                                                                                                       ----------

HOSPITAL MANAGEMENT - 3.7%
Community Health Systems, Inc., ....................................       Term D        12/31/05           4,682           4,667
HCA-HealthONE LLC, .................................................       Term B         6/30/05           1,972           1,968
Iasis Healthcare Corp., ............................................       Term B         7/30/06           7,975           7,997
Meditrust Corp., ...................................................       Term D         7/17/01           4,436           4,371
Vanguard Health Systems, Inc., .....................................       Term B          2/1/06           7,416           7,460
                                                                                                                       ----------
                                                                                                                           26,463
                                                                                                                       ----------
HOTELS/RESORT - 3.1%
KSL Recreation Group, Inc., ........................................       Term C        12/22/06           4,000           4,023
Starwood Hotels & Resorts Worldwide, Inc., .........................    Tranche 2-TL2     2/23/03           6,000           6,023
Sunburst Hospitality Corp., ........................................    Tranche 1          1/4/03             935             936
Sunburst Hospitality Corp., ........................................    Tranche 2        12/31/05           2,769           2,769
Wyndham International, Inc., .......................................          IRL         6/30/04           5,500           5,210
Wyndham International, Inc., .......................................       Term B         6/30/06           3,500           3,466
                                                                                                                       ----------
                                                                                                                           22,427
                                                                                                                       ----------
INDUSTRIAL MACHINERY/COMPONENTS - 0.8%
Terex Corp., .......................................................       Term B         3/30/05           4,841           4,809
Terex Corp., .......................................................       Term C          3/6/06             821             815
                                                                                                                       ----------
                                                                                                                            5,624
                                                                                                                       ----------
INSURANCE BROKERS/SERVICE - 0.8%
Willis North America:...............................................       Term C         2/19/08           2,761           2,774
Willis North America:...............................................       Term D         8/19/08           2,761           2,774
                                                                                                                       ----------
                                                                                                                            5,548
                                                                                                                       ----------
MANUFACTURING - 0.5%
Thermadyne Manufacturing LLC:.......................................       Term B         5/22/05           1,886           1,672
Thermadyne Manufacturing LLC:.......................................       Term C         5/22/06           1,886           1,672
                                                                                                                       ----------
                                                                                                                            3,344
                                                                                                                       ----------
MEDIA CONGLOMERATES - 0.1%
Bridge Information Systems Inc., ...................................    Multidraw          7/7/03           1,427             152
Bridge Information Systems Inc., ...................................       Term B          7/7/05           2,478             260
                                                                                                                       ----------
                                                                                                                              412
                                                                                                                       ----------
MEDICAL SPECIALTIES - 0.7%
Dade Behring Inc., .................................................       Term B         6/30/06           2,552           1,776
Dade Behring Inc., .................................................       Term C         6/30/07           3,552           2,468
Stryker Corp., .....................................................       Term B         12/4/05             715             718
                                                                                                                       ----------
                                                                                                                            4,962
                                                                                                                       ----------
METAL FABRICATIONS - 1.8%
Mueller Group, Inc., ...............................................       Term B         8/16/06           3,000           3,016
Mueller Group, Inc., ...............................................       Term C         8/16/07           3,000           3,016
Mueller Group, Inc., ...............................................       Term D         8/16/07           1,737           1,748
OM Group, Inc., ....................................................       Term B         6/30/08           5,459           5,482
                                                                                                                       ----------
                                                                                                                           13,262
                                                                                                                       ----------
METALS/MINING - 0.3%
Stillwater Mining Co., .............................................       Term B        12/31/07           2,000           2,022
                                                                                                                       ----------

MILITARY/GOVERNMENT - 0.9%
Titan Corp., .......................................................       Term B         2/23/07           1,995           2,001
Titan Corp., .......................................................       Term C          6/1/07           4,833           4,851
                                                                                                                       ----------
                                                                                                                            6,852
                                                                                                                       ----------


See notes to investment portfolio.

                                       8

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued


                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MOVIES/ENTERTAINMENT - 1.6%
Metro-Goldwyn-Mayer Studios Inc./Orion Pictures Co., ...............       Term A         3/31/05         $ 5,000         $ 4,993
Six Flags Theme Park Inc., .........................................       Term B         9/30/05           5,000           5,054
United Artists Theatre Co., ........................................    Term Loan         1/24/05           1,412           1,412
                                                                                                                       ----------
                                                                                                                           11,459
                                                                                                                       ----------
OFFICE SUPPLIES - 0.5%
Mail-Well I Corp., .................................................       Term B         2/22/07           3,354           3,368
                                                                                                                       ----------

OIL REFINING/MARKETING - 0.6%
Port Arthur Finance Corp., .........................................       Term B         6/15/07           4,620           4,610
                                                                                                                       ----------

PAPER - 1.9%
Bear Island Paper Co., LLC, ........................................         Term        12/31/05             288             288
Grant Forest Products Inc., ........................................       Term B        10/12/08           4,988           5,040
Stone Container Corp., .............................................       Term E         10/1/03           2,723           2,731
Stone Container Corp., .............................................       Term F        12/31/05           3,266           3,278
Stone Container Corp., .............................................       Term G        12/31/06             433             433
Stone Container Corp., .............................................       Term H        12/31/06           2,359           2,363
                                                                                                                       ----------
                                                                                                                           14,133
                                                                                                                       ----------
PRINTING/PUBLISHING - 3.6%
American Media Operations, Inc., ...................................       Term B          4/1/07           5,000           5,044
Canwest Media Inc., ................................................    Term Loan B-2     5/15/08           4,616           4,634
Canwest Media Inc., ................................................    Term Loan C-2     5/15/09           2,884           2,895
Citadel Broadcasting Co., ..........................................       Term B         3/31/07           2,000           2,014
DIMAC Corp., ....................................................... DIP Facility         3/30/01              27              27
DIMAC Corp., .......................................................       Term B         6/30/06             460             402
DIMAC Corp., .......................................................       Term C        12/31/06             345             302
Merrill Communications LLC, ........................................       Term B        11/30/07           2,467           1,977
Muzak LLC, .........................................................       Term B        12/31/06           2,487           2,491
Weekly Reader Corp./Compass Learning Inc., .........................       Term B        11/30/06           5,947           6,000
                                                                                                                       ----------
                                                                                                                           25,786
                                                                                                                       ----------
RAIL/SHIPPING - 1.4%
Helm Financial Corp., ..............................................       Term B        10/18/06           6,500           6,523
Kansas City Southern Railway Co., ..................................       Term B        12/31/06           1,000           1,008
RailAmerica Transportation Corp., ..................................       Term B        12/31/06           2,787           2,804
                                                                                                                       ----------
                                                                                                                           10,335
                                                                                                                       ----------
REAL ESTATE INVESTMENT TRUST - 1.6%
Corrections Corp. of America, ......................................       Term B        12/31/02           2,970           2,526
Corrections Corp. of America,.......................................       Term C        12/31/02           2,485           2,124
Ventas Realty, LP., ................................................       Term C        12/31/07           7,006           6,835
                                                                                                                       ----------
                                                                                                                           11,485
                                                                                                                       ----------
RENTAL/LEASING COMPANIES - 0.5%
Rent-A-Center Inc., ................................................       Term B         1/31/06           2,022           2,026
Rent-A-Center Inc., ................................................       Term C         1/31/07           1,911           1,911
                                                                                                                       ----------
                                                                                                                            3,937
                                                                                                                       ----------
RETAIL STORES - 0.9%
Duane Reade, .......................................................  Additional Term C   2/15/06           1,485           1,486
Duane Reade, .......................................................       Term C         2/15/06           2,940           2,941
TravelCenters of America, Inc., ....................................    Term Loan        11/14/08           2,000           2,009
                                                                                                                       ----------
                                                                                                                            6,436
                                                                                                                       ----------


See notes to investment portfolio.

                                       9

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued

                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.9%
On Semiconductor Corp., ............................................       Term B          8/4/06          $  481          $  487
On Semiconductor Corp., ............................................       Term C          8/4/07             519             524
On Semiconductor Corp., ............................................       Term D          8/4/07           5,300           5,330
                                                                                                                       ----------
                                                                                                                            6,341
                                                                                                                       ----------
STEEL/IRON ORE - 1.4%
Ispat Inland, LP., .................................................       Term B         7/16/05           2,468           1,882
Ispat Inland, LP., .................................................       Term C         7/16/06           2,468           1,882
UCAR Finance Inc., .................................................       Term B        12/31/07           6,435           6,056
                                                                                                                       ----------
                                                                                                                            9,820
                                                                                                                       ----------
TELECOMMUNICATIONS INFRASTRUCTURE/EQUIPMENT - 3.1%
360Networks Holdings (USA) Inc., ...................................       Term B        10/31/07           6,500           6,425
Crown Castle Operating Co., ........................................       Term B         2/28/08           4,500           4,525
Global Crossing Holdings, Ltd., ....................................       Term B         6/30/06           7,000           7,021
Spectrasite Communications, Inc., ..................................    Tranche B-TL     12/31/07           2,000           2,011
Winstar Communications, Inc., ......................................  Term Loan B         9/30/07           2,500           2,096
                                                                                                                       ----------
                                                                                                                           22,078
                                                                                                                       ----------
TELECOM SERVICES - 3.4%
Alaska Communications Holdings, Inc., ..............................       Term B        11/14/07           1,579           1,577
Alaska Communications Holdings, Inc., ..............................       Term C         5/14/08           1,421           1,419
Cricket Communications, Inc., ......................................    Vendor TL         6/30/07           3,500           2,699
ICG Equipment, ICG Netahead Inc., ..................................       Term B         3/31/06             480             466
KMC Telecom, Inc., .................................................         Term          7/1/07           2,000           2,000
McLeodUSA Inc., ....................................................       Term B         5/31/08           4,000           4,015
Time Warner Telecom, Inc., .........................................       Term B         3/31/08           3,500           3,535
Valor Telecommunications Enterprises, LLC, .........................       Term B         8/31/07           4,988           4,978
XO Communications Inc., ............................................       Term B        10/31/05           4,000           3,988
                                                                                                                       ----------
                                                                                                                           24,677
                                                                                                                       ----------
TEXTILES - 1.7%
Levi Strauss & Co., ................................................       Term A         8/29/03           7,000           7,026
SI Corp., ..........................................................       Term B        12/14/07           5,000           5,007
                                                                                                                       ----------
                                                                                                                           12,033
                                                                                                                       ----------
TRANSPORTATION - 1.2%
Evergreen International Aviation, Inc., ............................     Term B-1          5/7/03             984             970
Evergreen International Aviation, Inc., ............................     Term B-2          5/7/04           3,936           3,886
Gemini Leasing, Inc., ..............................................       Term A         8/12/05           3,543           3,547
                                                                                                                       ----------
                                                                                                                            8,403
                                                                                                                       ----------
TRANSPORTATION MANUFACTURING - 1.0%
Motor Coach Industries International Inc., .........................       Term B         6/16/06           1,365           1,366
Transportation Technologies Industries, Inc., ......................       Term B         3/31/07           5,955           5,979
                                                                                                                       ----------
                                                                                                                            7,345
                                                                                                                       ----------


See notes to investment portfolio.


                                       10

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued


                                                                             Loan        Maturity
                                                                             Type            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION - 7.3%
American Cellular Corp., ...........................................       Term B         3/31/08         $ 3,267         $ 3,268
American Cellular Corp., ...........................................       Term C         3/31/09           3,733           3,735
Centennial Cellular Operating Co., LLC, ............................       Term B         5/31/07           3,452           3,463
Centennial Cellular Operating Co., LLC, ............................       Term C        11/30/07             978             980
Cook Inlet/Voicestream Operating,  LLC, ............................       Term B        12/31/08           4,000           4,037
Dobson Operating Co., ..............................................       Term B        12/31/07           2,104           2,110
Nextel Finance Co., ................................................       Term B         6/30/08           2,750           2,760
Nextel Finance Co., ................................................       Term C        12/31/08           2,750           2,760
Nextel Finance Co., ................................................       Term D         3/31/09           2,000           1,993
Nextel Partners Operating Corp., ...................................         Term         1/29/08           6,000           6,081
Rural Cellular Corp., ..............................................       Term B         10/3/08           2,250           2,258
Rural Cellular Corp., ..............................................       Term C          4/3/09           2,250           2,258
Sygnet Wireless Inc., Dobson, ......................................       Term B         3/23/07             872             877
Sygnet Wireless Inc., Dobson, ......................................       Term C        12/23/07           3,884           3,910
Ubiquitel Operating Co., ...........................................       Term B        11/17/08           4,500           4,523
Voicestream PCS Holding, LLC/Omnipoint Finance, ....................     Vendor A         6/30/09           8,000           7,979
                                                                                                                       ----------
                                                                                                                           52,992
                                                                                                                       ----------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $681,108)..................................................                                                      668,541
                                                                                                                       ==========
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
MOVIES/ENTERTAINMENT
United Artist, (cost of $45)........................................                                           45             117
                                                                                                                       ==========
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
ENVIRONMENTAL SERVICES
Environmental Systems Products Inc.,................................                                          546             (c)
                                                                                                                       ----------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                         Maturity
                                                                            Rates            Date             Par           Value
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 7.1%
AIG Funding Inc., ..................................................       5.460%          3/1/01         $ 2,740           2,740
American Home Products, ............................................       5.550%          3/1/01           3,740           3,740
BMW US Capital, ....................................................       5.450%          3/1/01           6,000           6,000
Cardinal Health, ...................................................       4.930%          3/1/01           6,000           6,000
Dow Chemical Corp., ................................................       5.470%          3/1/01           5,000           5,000
Fortune Brands, ....................................................       5.500%          3/1/01           5,000           5,000
Gannett Co., .......................................................       5.480%          3/1/01           5,000           5,000
Phillip Morris Co., ................................................       5.480%          3/1/01           6,000           6,000
State Street Bank Overnight, .......................................       3.000%          3/1/01             283             283
State Street Bank Overnight, .......................................       3.750%          3/1/01           1,330           1,330
Transamerica Financial, ............................................       5.490%          3/1/01           5,000           5,000
USAA Capital, ......................................................       5.480%          3/1/01           5,500           5,500
                                                                                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
(cost of $51,585)...................................................                                                       51,593
                                                                                                                       ==========
---------------------------------------------------------------------------------------------------------------------------------

See notes to investment portfolio.


                                       11

Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued


                                                                                                                            Value
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.6%
(cost of 732,738)(d)................................................                                                     $720,251
                                                                                                                       ----------
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.4%..............................                                                        2,640
                                                                                                                       ----------
NET ASSETS - 100.0%.................................................                                                     $722,891
                                                                                                                       ==========

---------------------------------------------------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

(a) Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
     Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c)  Rounds to less than one.

(d) At February 28, 2001, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was ($12,487), consisting of gross unrealized appreciation of $2,831 and gross unrealized depreciation of $15,318.


See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company
--------------------------------------------------------------------------------
Statement of Assets & Liabilities
February 28, 2001 (Unaudited)
(All amounts in thousands)



ASSETS
Investments, at market value (cost $732,738) ......................     $720,251
Interest and fees receivable ......................................        2,210
Cash ..............................................................            2
Receivable for investments sold ...................................            1
Other .............................................................          428
                                                                        --------
   Total assets ...................................................      722,892
                                                                        --------

LIABILITIES
Accrued:
   Bookkeeping fee ................................................            1
                                                                        --------
   Total liabilities ..............................................            1
                                                                        --------

   Net assets applicable to investors' beneficial interest ........     $722,891
                                                                        ========


See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended February 28, 2001 (Unaudited)
(All amounts in thousands)



INVESTMENT INCOME
Interest ...........................................................   $ 31,385
Fees ...............................................................        487
                                                                       --------
   Total investment income .........................................     31,872
                                                                       --------

EXPENSES
Management fees ....................................................      1,411
Audit fees .........................................................          8
Legal fees .........................................................          1
Bookkeeping fees ...................................................         20
Transfer agent fees ................................................          3
Trustees' fees .....................................................          6
Custodian fees .....................................................         13
Other fees .........................................................         82
                                                                       --------
   Total expenses ..................................................      1,544
                                                                       --------
   Net investment income ...........................................     30,328
                                                                       --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized loss on investments ...................................       (408)
Net change in unrealized appreciation/depreciation on investments ..    (11,047)
                                                                       --------
   Net loss on investments .........................................    (11,455)
                                                                       --------
Increase in net assets resulting from operations ...................   $ 18,873
                                                                       ========


See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
                                                                                (UNAUDITED)
                                                                                 SIX MONTHS
                                                                                      ENDED       YEAR ENDED
                                                                               FEBRUARY 28,       AUGUST 31,
                                                                                       2001             2000
                                                                              -------------  ---------------
OPERATIONS
Net investment income......................................................        $ 30,328         $ 23,393
Net realized gain (loss) on investments....................................            (408)             243
Net change in unrealized appreciation/depreciation on investments..........         (11,047)          (1,717)
                                                                                -----------      -----------
   Net increase in net assets resulting from operations....................          18,873           21,919
                                                                                -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions..............................................................         266,131          375,731
Withdrawals................................................................         (69,778)         (18,278)
                                                                                -----------      -----------
Net increase from transactions in investors' beneficial interest...........         196,353          357,453
                                                                                -----------      -----------
Net increase in net assets.................................................         215,226          379,372

TOTAL NET ASSETS
Beginning of period........................................................         507,665          128,293
                                                                                -----------      -----------
End of period..............................................................        $722,891         $507,665
                                                                                ===========      ===========


See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company
--------------------------------------------------------------------------------

Statement of Cash Flows
For the six months ended February 28, 2001 (Unaudited)
(All amounts in thousands)


CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Proceeds from capital contributions .............................     $ 266,131
Payments for capital withdrawals ................................       (69,778)
                                                                      ---------
                                                                        196,353
                                                                      ---------

CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests .....................................      (324,658)
Proceeds from sales of loan interests ...........................       117,241
Net purchases of short-term portfolio securities ................       (19,687)
Interest, fees and other income received ........................        30,666
Operating expenses paid .........................................        (1,543)
Net change in receivables/payables related to operations ........         1,469
                                                                      ---------
                                                                       (196,512)
                                                                      ---------

Net increase (decrease) in cash .................................          (159)
Cash, beginning of period .......................................           161
                                                                      ---------
Cash, end of period .............................................     $       2
                                                                      =========


See notes to financial statements.

Liberty-Stein Roe Institutional Floating Rate Income Fund
--------------------------------------------------------------------------------

Statement of Assets & Liabilities
February 28, 2001
(All amounts in thousands, except per-share data)
(Unaudited)



ASSETS
Investment in Portfolio, at value .................................   $ 170,224
                                                                      ---------
LIABILITIES
Distributions payable to shareholders .............................         434
Accrued:
   Bookkeeping fees ...............................................           1
Other .............................................................          38
                                                                      ---------
   Total Liabilities ..............................................         473
                                                                      ---------
   Net Assets .....................................................   $ 169,751
                                                                      =========
ANALYSIS OF NET ASSETS
Paid-in capital ...................................................   $ 173,840
Undistributed net investment income ...............................          39
Net realized losses on investments allocated from Portfolio .......         (49)
Net unrealized depreciation on investments allocated from Portfolio      (4,079)
                                                                      ---------
   Net assets .....................................................   $ 169,751
                                                                      =========

Shares outstanding (unlimited number authorized) ..................      17,287
                                                                      =========

Net asset value per share .........................................   $    9.82
                                                                      =========


See notes to financial statements.

Liberty-Stein Roe Institutional Floating Rate Income Fund
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months Ended February 28, 2001
(All amounts in thousands)
(Unaudited)



INVESTMENT INCOME
Interest and fees allocated from Portfolio ......................       $ 9,125
                                                                        -------
EXPENSES
Expenses allocated from Portfolio .................       $   442
Administrative fees ...............................           178
Bookkeeping fees ..................................            14
Transfer agent fees ...............................            45
Trustees' fees ....................................             4
Custodian fees ....................................             1
Audit fees ........................................             4
Legal fees ........................................             1
Report to shareholders ............................            10
Registration fees .................................             9
Other .............................................            33
                                                          -------
   Total Expenses .................................           741
Expense reimbursement from Advisor ................           (73)
                                                          -------
      Net Expenses ..............................................           668
                                                                        -------
   Net Investment Income ........................................         8,457
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
ALLOCATED FROM PORTFOLIO:
Net realized loss on investments ..................          (198)
Net change in unrealized appreciation/depreciation         (3,105)
                                                          -------
   Net loss .....................................................        (3,303)
                                                                        -------
Increase in net assets resulting from operations ................       $ 5,154
                                                                        =======


See notes to financial statements.

Liberty-Stein Roe Institutional Floating Rate Income Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                                              (UNAUDITED)
                                                                              SIX MONTHS
                                                                                   ENDED           YEAR ENDED
                                                                            FEBRUARY 28,           AUGUST 31,
                                                                                    2001                 2000
                                                                            ------------           ----------
OPERATIONS
Net investment income ....................................................     $   8,457            $  13,982
Net realized gain (loss) on investments ..................................          (198)                 149
Net change in unrealized appreciation/depreciation on investments ........        (3,105)              (1,250)
                                                                               ---------            ---------
   Net increase in net assets resulting from operations ..................         5,154               12,881
                                                                               ---------            ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income .................................        (8,444)             (13,950)
Distributions from net realized gains ....................................          --                    (38)
                                                                               ---------            ---------
                                                                                  (8,444)             (13,988)
                                                                               ---------            ---------
SHARE TRANSACTIONS
Subscriptions to fund shares .............................................         3,061               62,901
Value of distributions reinvested ........................................         8,121               13,015
Redemptions of fund shares ...............................................       (22,802)             (17,343)
                                                                               ---------            ---------
   Net increase (decrease) from fund share transactions ..................       (11,620)              58,573
                                                                               ---------            ---------
   Net increase (decrease) in net assets .................................       (14,910)              57,466
TOTAL NET ASSETS
Beginning of period ......................................................       184,661              127,195
                                                                               ---------            ---------
End of period ............................................................     $ 169,751            $ 184,661
                                                                               =========            =========
Undistributed Net Investment Income at End of Period .....................     $      39            $      26
                                                                               =========            =========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares .............................................           307                6,277
Issued in reinvestment of distributions ..................................           819                1,299
Redemptions of fund shares ...............................................        (2,312)              (1,729)
                                                                               ---------            ---------
   Net increase (decrease) in fund shares ................................        (1,186)               5,847
Shares outstanding at beginning of period ................................        18,473               12,626
                                                                               ---------            ---------
Shares outstanding at end of period ......................................        17,287               18,473
                                                                               =========            =========

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(All amounts in thousands)

NOTE 1. ORGANIZATION
Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.
    The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At February 28, 2001, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 23.5% and 76.5%, respectively, of the Portfolio.

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
All securities are valued as of February 28, 2001. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Portfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2001.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.05% annually of the Fund's average daily net assets and receives reimbursement for certain out-of-pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6 annually.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of average daily net assets.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended February 28, 2001 were $324,658 and $117,241, respectively.

--------------------------------------------------------------------------------
NOTE 5. TENDER OF SHARES
The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2001, there was one tender offer in December. The Fund offered to repurchase 20% of its shares and 12.22%, of shares outstanding were tendered.


--------------------------------------------------------------------------------
NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS
The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.
    At February 28, 2001, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                      PRINCIPAL
                                         AMOUNT       VALUE
SELLING PARTICIPANT                       (000)       (000)
-------------------                     -------      ------
Goldman Sachs Credit Partners LP....     $3,053      $1,706

    The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 7. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to elect a Board of Trustees to the Fund and to elect a Board of Managers to the Portfolio. On September 29, 2000, the record date for the Meeting, the Fund had outstanding 18,681,722 share of beneficial interest. The votes cast were as follows:

                                                      AUTHORITY
                                      FOR              WITHHELD
                                   ----------         ---------
To elect a Board of
Trustees to the Fund:
Douglas Hacker                     11,947,869              0
Janet Langford Kelly               11,947,869              0
Richard W. Lowery                  11,947,869              0
Salvatore Macera                   11,947,869              0
William E. Mayer                   11,947,869              0
Charles R. Nelson                  11,947,869              0
John J. Neuhauser                  11,947,869              0
Joseph R. Palombo                  11,947,869              0
Thomas E. Stizel                   11,947,869              0
Thomas C. Theobald                 11,947,869              0
Anne-Lee Verville                  11,947,869              0


                                                      AUTHORITY
                                      FOR              WITHHELD
                                   ----------         ---------
To elect a Board of
Managers to the Fund:
Douglas Hacker                     11,947,869              0
Janet Langford Kelly               11,947,869              0
Richard W. Lowery                  11,947,869              0
Salvatore Macera                   11,947,869              0
William E. Mayer                   11,947,869              0
Charles R. Nelson                  11,947,869              0
John J. Neuhauser                  11,947,869              0
Joseph R. Palombo                  11,947,869              0
Thomas E. Stizel                   11,947,869              0
Thomas C. Theobald                 11,947,869              0
Anne-Lee Verville                  11,947,869              0

Financial Highlights
--------------------------------------------------------------------------------
Stein Roe Floating Rate Limited Liability Company

                                            (UNAUDITED)
                                             SIX MONTHS                             PERIOD
                                                  ENDED        YEAR ENDED            ENDED
                                           FEBRUARY 28,        AUGUST 31,       AUGUST 31,
RATIOS TO AVERAGE NET ASSETS                       2001              2000             1999(a)
                                          -------------     -------------    -------------
Expenses...............................           0.49%(b)          0.55%            0.96%(b)
Net investment income..................          10.05%(b)          9.26%            7.59%(b)
Portfolio turnover.....................             20%               21%              17%


(a) From commencement of operations on December 17, 1998.
(b) Annualized.


--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional Floating Rate Income Fund

                                            (UNAUDITED)
                                             SIX MONTHS              YEAR           PERIOD
                                                  ENDED             ENDED            ENDED
                                           FEBRUARY 28,        AUGUST 31,       AUGUST 31,
                                                   2001              2000             1999(a)
                                           ------------        ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    10.00        $    10.07       $    10.00
                                             ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income...............            0.46              0.88             0.51
   Net realized and unrealized gain
     (loss) on investments.............           (0.18)            (0.07)            0.07
                                             ----------        ----------       ----------
      Total from investment operations             0.28              0.81             0.58
                                             ----------        ----------       ----------
DISTRIBUTIONS
   Net investment income...............           (0.46)            (0.88)           (0.51)
   In excess of net investment income..              --                --              (b)
   From net realized gains.............              --               (b)               --
                                             ----------        ----------       ----------
      Total distributions..............           (0.46)            (0.88)           (0.51)
                                             ----------        ----------       ----------
NET ASSET VALUE, END OF PERIOD               $     9.82        $    10.00       $    10.07
                                             ==========        ==========       ==========
Ratio of net expenses to average
   net assets (c)......................           0.75%(e)          0.75%            0.87%(e)
Ratio of net investment income
   to average net assets (d)...........           9.40%(e)          8.97%            7.68%(e)
Total Return (d).......................           2.91%(f)          8.52%            5.94%(f)
Net assets, end of period (000's)......        $169,751          $184,661         $127,195


(a)  From commencement of operations on December 17, 1998.

(b)  Rounds to less than $0.01.

(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Investment Advisor, this ratio would have been 0.82%, 0.89% and 1.72% (annualized), respectively.

(d)  Computed giving effect to the Advisor's expense limitation undertaking.

(e)  Annualized.

(f)  Not annualized.


Stein Roe Institutional Floating Rate Income Fund
--------------------------------------------------------------------------------

TRUSTEES
Douglas A. Hacker
Executive Vice President and Chief Financial Officer
  of UAL, Inc.
Janet Langford Kelly
Executive Vice President-Corporate Development, General
  Counsel and Secretary, Kellogg Co.
Salvatore Macera
Private Investor
William E. Mayer
Managing Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics,
  University of Washington; consultant on economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College
Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial
  Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst
Anne-Lee Verville
Consultant

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
Kevin Connaughton, Treasurer
Bill Ballou, Secretary

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd LLC
Legal Counsel to the Fund
PricewaterhouseCoopers LLP
Independent Accountants

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com





                     Liberty Funds Distributor, Inc. (4/01)


                         S87-03/223F-0301 (4/01) 01/694